As filed with the Securities and Exchange Commission on September 29, 2006


                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number: 811-21169

           NEUBERGER BERMAN NEW YORK INTERMEDIATE MUNICIPAL FUND INC.
           ----------------------------------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                          605 Third Avenue, 2nd Floor
                         New York, New York 10158-0180
              (Address of Principal Executive Offices - Zip Code)

      Registrant's telephone number, including area code: (212) 476-8800

                   Peter E. Sundman, Chief Executive Officer
           Neuberger Berman New York Intermediate Municipal Fund Inc.
                          605 Third Avenue, 2nd Floor
                         New York, New York  10158-0180

                             Arthur Delibert, Esq.
                  Kirkpatrick & Lockhart Nicholson Graham LLP
                              1601 K Street, N.W.
                          Washington, D.C. 20006-1600
                  (Names and addresses of agents for service)

Date of fiscal year end: October 31, 2006

Date of reporting period: July 31, 2006

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act") (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. {section} 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

                                                            NEUBERGER BERMAN JULY 31, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS New York Intermediate Municipal Fund Inc.
-----------------------------------------------------------------

PRINCIPAL AMOUNT             SECURITY(@)                              RATING               VALUE(+)
($000's omitted)                                                 Moody's     S&P      ($000's omitted)
ARIZONA (0.7%)
                500   Verrado Comm. Fac. Dist. Number 1
                      G.O., Ser. 2003, 6.15%, due 7/15/17                                         529(^^)
                                                                                        -------------
CALIFORNIA (1.2%)
              1,000   Santa Rosa Rancheria Tachi
                      Yokut Tribe Enterprise Rev., Ser.
                      2003, 6.13%, due 3/1/13                                                   1,005(^^)
                                                                                        -------------
FLORIDA (0.7%)
                500   Miami Beach Hlth. Fac. Au.
                      Hosp. Ref. Rev. (Mount Sinai Med.
                      Ctr. of Florida Proj.),
                      Ser. 2004, 6.25%, due 11/15/09               Ba2       BB+                  525(B)
                                                                                        -------------
GEORGIA (1.3%)
              1,000   De Kalb Co. Dev. Au. Ref. PCR
                      (General Motors Corp. Proj.), Ser.
                      2002, 6.00%, due 3/15/21                     Caa1      B-                 1,009(B)
                                                                                        -------------
GUAM (0.6%)
                500   Guam Govt. Waterworks Au. Wtr.
                      & Wastewater Sys. Rev., Ser. 2005,
                      5.50%, due 7/1/16                            Ba2                            519
                                                                                        -------------
LOUISIANA (2.6%)
              1,000   Morehouse Parish Ref. PCR (Int'l.
                      Paper Co. Proj.), Ser. 2001 A,
                      5.25%, due 11/15/13                          Baa2      BBB                1,034(B)
              1,000   Tobacco Settlement Fin. Corp.
                      Tobacco Settlement Asset-Backed
                      Rev., Ser. 2001 B, 5.50%, due
                      5/15/30                                      Baa3      BBB                1,039
                                                                                        -------------
                                                                                                2,073
                                                                                        -------------
NEW YORK (142.6%)
              3,000   Albany IDA Civic Fac. Rev.
                      (Charitable Leadership Foundation
                      Ctr. for Med. Science Proj.), Ser.
                      2002 A, 6.00%, due 7/1/19                    Baa3                         3,184
                500   Cattaraugus Co. Ind. Dev.
                      Agcy. (St. Bonaventure Univ. Proj.),
                      Ser. 2006 A, 5.00%, due 5/1/23                         BBB-                 501(B)
              1,000   Dutchess Co. IDA Civic Fac. Ref.
                      Rev. (Marist College Proj.), Ser. 2003
                      A, 5.15%, due 7/1/17                         Baa1                         1,038(B)
              2,000   Dutchess Co. IDA Ind. Dev. Rev. (IBM
                      Proj.), Ser. 1999, 5.45%, due 12/1/29        A1        A+                 2,087(B)
                500   Essex Co. Ind. Dev. Agcy. Solid
                      Waste Disp. Rev. (Int'l. Paper), Ser
                      2005 A, 5.20%, due 12/1/23                   Baa3      BBB                  501(B)
              2,000   Long Island Pwr. Au. Elec. Sys.
                      Gen. Rev., Ser. 1998 A, 5.50%, due
                      12/1/13                                      Aaa       AAA                2,212
              1,385   Lyons Comm. Hlth. Initiatives Corp.
                      Fac. Rev., Ser. 2004, 5.50%, due 9/1/14      A2                           1,470
              2,000   Metro. Trans. Au. Ref. Rev., Ser.
                      2002 A, (AMBAC Insured), 5.50%, due
                      11/15/15                                     Aaa       AAA                2,180
              1,000   Monroe Co. IDA Civic Fac. Rev.
                      (Highland Hosp. Rochester), 5.00%,
                      due 8/1/15                                   Baa       BBB+               1,034(B)
                980   Monroe Co. IDA Std. Hsg. Rev.
                      (Collegiate Hsg. Foundation -
                      Rochester Institute of Technology
                      Proj.), Ser. 1999 A, 5.25%, due
                      4/1/19                                       Baa3                           992(B)
              1,000   Monroe Co. Newpower Corp. Pwr. Fac.
                      Rev., Ser. 2003, 5.10%, due 1/1/16                     BBB                1,021
              1,000   Monroe Co. Pub. Imp. Ref. G.O., Ser.
                      1996, 6.00%, due 3/1/13                      Baa1      BBB+               1,093
                800   New York City G.O., Ser.
                      1994 H-3, 3.64%, due 8/1/06                  VMIG1     A-1+                 800(u)
              1,000   New York City G.O., Ser.
                      1998 J, 5.00%, due 8/1/11                    A1        AA-                1,028
              1,000   New York City G.O., Ser.
                      2002 A, 5.75%, due 8/1/16                    A1        AA-                1,089
                750   New York City G.O., Ser.
                      2002 C, 5.50%, due 8/1/15                    A1        A+                   807

See Notes to Schedule of Investments      1

                                                           NEUBERGER BERMAN JULY 31, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS New York Intermediate Municipal Fund Inc. cont'd
------------------------------------------------------------------------

PRINCIPAL AMOUNT             SECURITY(@)                              RATING               VALUE(+)
($000's omitted)                                                 Moody's     S&P      ($000's omitted)
              1,410   New York City Hlth. & Hosp. Corp.
                      Rev., Ser. 2002 A, (FSA Insured),
                      5.50%, due 2/15/13                           Aaa       AAA                1,521
              4,000   New York City Hsg. Dev. Corp.
                      Multi-Family Hsg. Rev., Ser. 2002
                      E-2, 5.05%, due 11/1/23                      Aa2       AA                 4,066
              1,030   New York City IDA Civic Fac. Rev.
                      (Lycee Francais de New York Proj.),
                      Ser. 2002 A, 5.50%, due 6/1/17                         A                  1,067(B)
              1,000   New York City IDA Civic  Fac. Rev.
                      (Lycee Francaise de New York Proj.),
                      Ser. 2002 A, 5.50%, due 6/1/15                         A                  1,042(B)
              2,920   New York City IDA Civic
                      Fac. Rev. (Packer Collegiate
                      Institute Proj.), Ser. 2002, (AMBAC
                      Insured), 5.00%, due 6/1/22                  Aaa       AAA                3,017(B)
              1,000   New York City IDA Ind. Dev. Rev.
                      (Brooklyn Navy Yard
                      Cogeneration Partners, L.P. Proj.),
                      Ser. 1997, 6.20%, due 10/1/22                Ba1       BBB-               1,056(B)
                500   New York City IDA Ind. Dev.
                      Rev. (Harlem Auto Mall Proj.), Ser.
                      2004, 5.13%, due 12/30/23                    Caa1      B-                   447(B)
                750   New York City IDA Liberty
                      Rev. (7 World Trade Center, LLC
                      Proj.), Ser. 2005 A, 6.25%, due
                      3/1/15                                                                      798(^^)
                750   New York City IDA Spec.
                      Fac. Rev. (American Airlines, Inc.
                      J.F.K. Int'l. Arpt. Proj.), Ser.
                      2005, 7.50%, due 8/1/16                                B                    837(B)
              2,000   New York City IDA Spec.
                      Fac. Rev. (Term. One Group Assoc.
                      Proj.), Ser. 2005, 5.50%, due 1/1/19         A3        BBB+               2,122(B)
                960   New York City Muni. Wtr.
                      Fin. Au. Wtr. & Swr. Sys. Rev., Ser.
                      1992 A, (AMBAC Insured), 5.88%, due
                      6/15/13                                      Aaa       AAA                1,078
              4,000   New York City Muni. Wtr.
                      Fin. Au. Wtr. & Swr. Sys. Rev., Ser.
                      2002 D, 5.25%, due 6/15/15                   Aa2       AA                 4,261
              3,000   New York City Trans. Fin.
                      Au. Ref. Rev., Ser. 2002 B, 5.25%,
                      due 2/1/29                                   Aa1       AAA                3,165
              2,025   New York City Trans. Fin.
                      Au. Ref. Rev., Ser. 2002 C, (AMBAC
                      Insured), 5.25%, due 8/1/17                  Aaa       AAA                2,161
                800   New York Convention Ctr.
                      Operating Corp. Cert. of
                      Participation (Yale Bldg.
                      Acquisition Proj.), Ser. 2003,
                      5.25%, due 6/1/08                            Aa1                            817
              2,000   New York St. Dorm. Au. Court Fac.
                      Lease Rev. (New York City
                      Issue), Ser. 2003 A, 5.50%, due
                      5/15/17                                      A1        A+                 2,191
              2,000   New York St. Dorm. Au. Insured Rev.
                      (Long Island Jewish Med. Ctr.),
                      Ser. 1998, (MBIA Insured), 5.00%,
                      due 7/1/18                                   Aaa       AAA                2,047(B)
              1,675   New York St. Dorm. Au. Insured Rev.
                      (Long Island Univ.), Ser. 2003 A, 5.25%,
                      due 9/1/15                                   Baa3      AA                 1,744(B)
              1,600   New York St. Dorm. Au. Insured Rev.
                      (The Culinary Institute of America),
                      Ser. 1999, (MBIA Insured), 5.38%,
                      due 7/1/15                                   Aaa       AAA                1,693(B)
              3,000   New York St. Dorm. Au. Ref. Rev.
                      (North Gen. Hosp. Proj.), Ser. 2003,
                      5.75%, due 2/15/17                           Aa3       AA-                3,261(B)
              1,125   New York St. Dorm. Au. Rev.
                      (City Univ. Sys. Proj.), Ser. 1995 A,
                      5.63%, due 7/1/16                            A1        AA-                1,246
              1,010   New York St. Dorm. Au. Rev.
                      (Columbia Univ. Proj.), Ser. 2001 A,
                      5.25%, due 7/1/16                            Aaa       AAA                1,086(B)
              2,985   New York St. Dorm. Au. Rev. (Lenox
                      Hill Hosp. Oblig. Group Proj.), Ser.
                      2001, 5.75%, due 7/1/14                      Ba2                          3,085(B)
              2,000   New York St. Dorm. Au. Rev. (Lenox
                      Hill Hosp. Oblig. Group Proj.), Ser.
                      2001, 5.75%, due 7/1/16                      Ba2                          2,064(B)
              2,000   New York St. Dorm. Au. Rev.
                      (Mount Sinai NYU Hlth.), Ser.
                      2000 C, 5.50%, due 7/1/26                    Ba1       BB                 2,028(B)
              1,980   New York St. Dorm. Au. Rev.
                      (New York Med. College Proj.), Ser.
                      1998, (MBIA Insured), 5.00%, due 7/1/21      Aaa       AAA                2,032(B)

See Notes to Schedule of Investments      2

                                                           NEUBERGER BERMAN JULY 31, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS New York Intermediate Municipal Fund Inc. cont'd
------------------------------------------------------------------------

PRINCIPAL AMOUNT             SECURITY(@)                              RATING               VALUE(+)
($000's omitted)                                                 Moody's     S&P      ($000's omitted)
                525   New York St. Dorm. Au. Rev.
                     (New York Methodist Hosp.), Ser. 2004,
                      5.25%, due 7/1/18                            A3                             549
                500   New York St. Dorm. Au. Rev.
                      (North Shore-Long Island Jewish Oblig.
                      Group), Ser. 2003, 5.00%, due 5/1/18         A3                             512(B)
              2,855   New York St. Dorm. Au. Rev.
                      (Rivington House Hlth. Care Fac.),
                      Ser. 2002, 5.25%, due 11/1/15                Aa1                          3,006(B)
              2,410   New York St. Dorm. Au. Rev.
                      (Rochester Institute of Technology
                      Proj.), Ser. 2002 A, (AMBAC Insured),
                      5.25%, due 7/1/19                            Aaa                          2,553(B)
              3,000   New York St. Dorm. Au. Rev. (SS
                      Joachim & Anne Residence Proj.),
                      Ser. 2002, 4.60%, due 7/1/16                 Aa3                          2,976
                250   New York St. Dorm. Au. Rev. Secured
                      Hosp. Ref. Rev. (Brookdale Hosp.
                      Med. Ctr.), Ser. 1998 J, 5.20%, due
                      2/15/16                                      A2        AA-                  257(B)
              5,500   New York St. Dorm. Au. Rev. St.
                      Personal Income Tax Rev., Ser. 2003
                      A, 5.38%, due 3/15/17                        A1        AA                 5,992
              5,000   New York St. Energy Res. & Dev. Au.
                      Fac. Rev. (Consolidated Edison Co.
                      of New York, Inc. Proj.), Ser. 2001
                      A, 4.70%, due 6/1/36                         A1        A+                 5,003(B)
              1,000   New York St. Env. Fac. Corp. Solid
                      Waste Disp. Rev. (Waste Management,
                      Inc. Proj.), Ser. 2004 A, 4.45%, due
                      7/1/17 Putable 7/1/09                                  BBB                1,005
              2,000   New York St. Mtge. Agcy.
                      Homeowner Mtge. Rev., Ser. 1997-67,
                      5.70%, due 10/1/17                           Aa1                          2,048
              2,000   New York St. Pwr. Au. Rev., Ser.
                      2002 A, 5.25%, due 11/15/16                  Aa2       AA-                2,138
                500   New York St. Urban Dev. Corp.
                      Correctional & Youth Fac. Svc. Rev.,
                      Ser. 2002 C, 4.00%, due 1/1/20               A2        AA-                  501
              1,325   New York St. Urban Dev.
                      Corp. Proj. Ref. Rev. (Ctr. for Ind.
                      Innovation), Ser. 1995, 6.25%, due
                      1/1/09                                       A2        AA-                1,395
              2,000   Niagara Co. IDA Civic Fac. Rev.
                      (Niagara Univ. Proj.), Ser. 2001 A,
                      5.50%, due 11/1/16                                     AA                 2,108(B)
              2,500   Niagara Co. IDA Solid Waste Disp.
                      Fac. Ref. Rev. (American Ref.-Fuel
                      Co. of Niagara), Ser. 2001 C, 5.63%,
                      due 11/15/24                                 Baa3      BB+                2,629(B)
              3,000   Port Authority of NY & NJ Rev., Ser.
                      2002, (AMBAC Insured), 5.50%, due
                      12/15/12                                     Aaa       AAA                3,238
              3,000   Triborough Bridge & Tunnel Au. Gen
                      Purp. Ref. Rev., Ser. 2002 B, 5.25%,
                      due 11/15/18                                 Aa2       AA-                3,198
              1,535   Ulster Co. Res. Rec. Agcy. Solid
                      Waste Sys. Ref. Rev., Ser. 2002,
                      (AMBAC Insured), 5.25%, due 3/1/16           Aaa       AAA                1,639
                500   United Nations Dev. Corp. Sr. Lien.
                      Ref. Rev., Ser. 2004 A, 5.25%, due
                      7/1/17                                       A3                             510
              1,000   Westchester Co. IDA Continuing Care
                      Retirement Comm. Rev. (Kendal on
                      Hudson Proj.), Ser. 2003 B, 5.70%,
                      due 1/1/34                                                                1,019(B)(^^)
              1,000   Yonkers IDA Civic Fac. Rev.
                      (Comm. Dev. Properties-Yonkers,
                      Inc.), Ser. 2001 A, 6.25%, due 2/1/16        Baa3      BBB-               1,078(B)
                                                                                        -------------
                                                                                              114,323
                                                                                        -------------
OHIO (0.6%)
                500   Coshocton Co. Env. Imp. Ref. Rev.
                      (Smurfit-Stone Container Enterprises,
                      Inc. Proj.), Ser. 2005, 5.13%, due 8/1/13              CCC+                 485(B)
                                                                                        -------------

See Notes to Schedule of Investments      3

                                                           NEUBERGER BERMAN JULY 31, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS New York Intermediate Municipal Fund Inc. cont'd
------------------------------------------------------------------------

PRINCIPAL AMOUNT             SECURITY(@)                              RATING               VALUE(+)
($000's omitted)                                                 Moody's     S&P      ($000's omitted)
PENNSYLVANIA (2.1%)
              1,590   Cumberland Co. West Shore Area Au.
                      Hosp. Rev. (Holy Spirit Hosp. of the
                      Sisters of Christian Charity Proj.),
                      Ser. 2001, 5.90%, due 1/1/17                              BBB+            1,676(B)
                                                                                        -------------
PUERTO RICO (2.5%)
                900   Puerto Rico Children's Trust
                      Tobacco Settlement Asset-Backed
                      Rev., Ser. 2002, 5.38%, due 5/15/33          Baa3      BBB                  920
              1,060   Puerto Rico Ind. Tourist Ed. Med. &
                      Env. Ctrl. Fac. Rev. (Polytechnic
                      Univ. of Puerto Rico Proj.), Ser.
                      2002 A, (ACA Insured), 5.25%, due
                      8/1/16                                                 BBB-               1,093(B)
                                                                                        -------------
                                                                                                2,013
                                                                                        -------------
TEXAS (2.6%)
                800   Brazos River Au. Ref. PCR (TXU Energy
                      Co. LLC Proj.), Ser. 2003 A, 6.75%, due
                      4/1/38 Putable 4/1/13                        Baa2      BBB-                 895(B)
                750   Brazos River Au. Ref. Rev. (Reliant
                      Energy, Inc. Proj.), Ser. 1999 B, 7.75%,
                      due 12/1/18                                            BBB-                 805(B)
                400   Dallas-Fort Worth Int'l. Arpt. Fac.
                      Imp. Corp. Rev., Ser. 2004 A-1,
                      6.15%, due 1/1/16                            Ba2                            406(B)
                                                                                        -------------
                                                                                                2,106
                                                                                        -------------
VIRGIN ISLANDS (1.3%)
                250   Virgin Islands Pub. Fin. Au.
                      Refinery Fac. Rev. (HOVENSA
                      Refinery), Ser. 2003, 6.13%, due
                      7/1/22                                       Baa3      BBB                  272
                750   Virgin Islands Pub. Fin. Au.
                      Rev. (Virgin Islands Matching
                      Fund Loan Notes), Ser. 1998 E,
                      6.00%, due 10/1/22                                     BBB                  783
                                                                                        -------------
                                                                                                1,055
                                                                                        -------------

                      TOTAL INVESTMENTS (158.8%) (COST $125,692)                              127,318(##)

                      Cash, receivables and other assets, less liabilities (1.4%)               1,088

                      Liquidation Value of Auction Market Preferred Shares [(60.2%)]          (48,250)
                                                                                        -------------
                      TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS (100.0%)             $80,156
                                                                                        -------------

See Notes to Schedule of Investments                  4

                                      NEUBERGER BERMAN JULY 31, 2006 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------

(+) Investments in securities by Neuberger Berman California Intermediate Municipal Fund Inc. ("California"), Neuberger Berman Intermediate Municipal Fund Inc. ("Intermediate"), and Neuberger Berman New York Intermediate Municipal Fund Inc. ("New York") (each a "Fund", and collectively, the "Funds") are valued daily by obtaining bid price quotations from independent pricing services on all securities available in each service's data base. For all other securities, bid prices are obtained from principal market makers in those securities or, if quotations are not readily available, by methods each Fund's Board of Directors has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

(##) At July 31, 2006, selected Fund information on a U.S. federal income tax basis was as follows:

                                         GROSS           GROSS
(000'S OMITTED)                     UNREALIZED       UNREALIZE    NET UNREALIZED
NEUBERGER BERMAN         COST     APPRECIATION    DEPRECIATION     APPRECIATION

CALIFORNIA           $153,847           $3,144            $159           $2,985
INTERMEDIATE          467,960            9,646             862            8,784
NEW YORK              125,692            2,044             418            1,626


(@) At time of investment, municipal securities purchased by each Fund are within the four highest rating categories (with respect to at least 80% of total assets) assigned by a nationally recognized statistical rating organization ("NRSRO") such as Moody's Investors Service, Inc., Standard & Poor's, or Fitch Investors Services, Inc. or, where not rated, are determined by the Fund's investment manager to be of comparable quality. Approximately 80%, 68%, and 57% of the municipal securities held by California, Intermediate, and New York, respectively, have credit enhancement features backing them, which the Funds may rely on, such as letters of credit, insurance, or guarantees. Without these credit enhancement features the securities may or may not meet the quality standards of the Funds. Pre-refunded bonds are supported by securities in escrow issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. The amount escrowed is sufficient to pay the periodic interest due and the principal of these bonds. Putable bonds give the Funds the right to sell back the issue on the date specified.

(B)    Security is guaranteed by the corporate or non-profit obligor.

(n) Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A, and have been deemed by the investment manager to be liquid. At July 31, 2006, these securities amounted to $4,474,000 or 1.5% of net assets applicable to common shareholders for Intermediate.

(^^)   Not rated by a NRSRO.

(u) Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of July 31, 2006.


For more information on the Funds' significant accounting policies, please refer to the Funds' most recent semi-annual financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act")) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman New York Intermediate Municipal Fund Inc.


By: /s/ Peter E. Sundman
    --------------------
    Peter E. Sundman
    Chief Executive Officer

Date: September 25, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By: /s/ Peter E. Sundman
    --------------------
    Peter E. Sundman
    Chief Executive Officer

Date: September 25, 2006


By: /s/ John M. McGovern
    --------------------
    John M. McGovern
    Treasurer and Principal Financial
    and Accounting Officer

Date: September 25, 2006